12. Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Note 12. Income Taxes

The Company prepares its federal income tax return on a consolidated basis. Federal income taxes are allocated to members of the consolidated group based on taxable income.

Federal income tax expense for the years ended December 31 was as follows:

	2016	2015

Currently paid or payable	$2,096,474	$1,937,004
Deferred tax benefit	(172,562)	(172,374)
Total income tax expense	$1,923,912	$1,764,630

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 34 percent primarily due to the following for the years ended December 31:

	2016	2015

Computed expense at statutory rates	$2,518,785	$2,240,669
Tax exempt interest and BOLI	(471,900)	(414,855)
Disallowed interest	13,053	11,523
Partnership tax credits	(857,359)	(566,949)
Low income housing investment amortization expense	482,756	266,280
NMTC amortization expense	117,439	106,847
Other	121,138	121,116
	$1,923,912	$1,764,630

The deferred income tax benefit consisted of the following items for the years ended December 31:

	2016	2015

Depreciation	$64,758	$(82,902)
MSRs	(28,011)	(6,421)
Deferred compensation	(58,194)	(26,169)
Bad debts	(90,633)	(36,042)
Non-accrual loan interest	0	13,731
Limited partnership amortization	7,865	56,890
Investment in CFSG Partners	13,187	20,182
Core deposit intangible	(92,716)	(92,716)
Loan fair value	(7,514)	(9,951)
OREO write down	6,460	(10,370)
Other	12,236	1,394
Deferred tax benefit	$(172,562)	$(172,374)

Listed below are the significant components of the net deferred tax asset at December 31:

	2016	2015
Components of the deferred tax asset:
Bad debts	$1,794,672	$1,704,039
Deferred compensation	302,166	243,972
Contingent liability - MPF program	45,042	45,042
OREO write down	13,940	20,400
Capital lease	63,228	69,567
Unrealized loss on securities available-for-sale	46,765	23,385
Other	22,837	28,733
Total deferred tax asset	$2,288,650	$2,135,138

	2016	2015
Components of the deferred tax liability:
Depreciation	219,304	154,546
Limited partnerships	52,109	44,244
MSRs	411,636	439,647
Investment in CFSG Partners	115,035	101,848
Core deposit intangible	92,715	185,431
Fair value adjustment on acquired loans	21,930	29,444
Total deferred tax liability	912,729	955,160

Net deferred tax asset	$1,375,921	$1,179,978

US GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in other assets in the consolidated balance sheets.

ASC Topic 740, Income Taxes, defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2013 through 2016.